Fair Value Hierarchy	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement [Line Items]
Fair Value Hierarchy
31.
Fair value hierarchy

The following tables show financial instruments recognized at fair value for the years ended December 31, 2022 and 2021, analyzed between those whose fair value is based on:

•
Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.
•
Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.
•
Level 3: techniques which use inputs which have a significant. effect on the recorded fair value that are not based upon observable market data.

The table also includes financial instruments measured at amortized cost. The Group understands that the book value of such instruments approximates their fair value.

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,295	—	1,295	1,295	—	—
Other Assets	—	56,789	56,789	—	—	—
Trade and Other Receivables	—	240,446	240,446	—	—	—
Derivative financial instruments (1)	1,206	—	1,206	—	1,206	—
Cash and Cash Equivalents	—	468,092	468,092	—	—	—
	2,501	765,327	767,828	1,295	1,206	—

December 31, 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Assets
Financial Assets at Fair Value through Profit or Loss	1,004	—	1,004	1,004	—	—
Other Assets	—	1,339	1,339	—	—	—
Trade and Other Receivables	—	190,966	190,966	—	—	—
Cash and Cash Equivalents	—	336,197	336,197	—	—	—
	1,004	528,502	529,506	1,004	—	—

December 31, 2022	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(407,874)	(407,874)	—	—	—
Derivative financial instruments (1)	(544)	—	(544)	—	(544)	—
Lease Liabilities	—	(4,079)	(4,079)	—	—	—
	(544)	(411,953)	(412,497)	—	(544)	—

December 31, 2021	FVPL	Amortized cost	Total	Level 1	Level 2	Level 3
Liabilities
Trade and Other Payables	—	(277,160)	(277,160)	—	—	—
Financial liabilities	—	(5,014)	(5,014)	—	—	—
Derivative financial instruments (1)	(221)	—	(221)	—	(221)	—
Lease Liabilities	—	(3,928)	(3,928)	—	—	—
Contingent consideration liability	(665)		(665)	—	—	(665)
	(886)	(286,102)	(286,988)	—	(221)	(665)

(1) The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.

Level 3 Financial Instruments

As of December 31, 2021, the Group has recognized a contingent consideration liability, described in Note 20, amounting to USD 665, classified in Level 3. The amount of the Level 3 contingent consideration was calculated by the finance team of the Group, using a discounted cash flow analysis, considering the expected cash flows based on terms of the contract, the entity’s knowledge of the business and how the current conditions are likely to impact it. As of December 31, 2022, the contingent consideration liability was fully repaid.

There were no changes in level 3 items for the years ended December 31, 2022 and 2021. Also, there were no transfer of items between level 2 and level 3, acquisitions, disposals nor gains or losses recognized in profit for the period related to level 3 instruments.